Equity and stock-based compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based compensation
Equity and stock-based compensation

D—Stock-based compensation

        In November 2011, the Board of Directors of Laredo Holdings and its stockholders approved a Long-Term Incentive Plan (the "LTIP"), which provides for the granting of incentive awards in the form of stock options, restricted stock awards and other awards. The LTIP provides for the issuance of 10.0 million shares.

        The Company recognizes the fair value of stock-based payments to employees and directors as a charge against earnings. The Company recognizes stock-based payment expense over the requisite service period. Laredo Holdings' stock-based payment awards are accounted for as equity instruments. Stock-based compensation is included in "General and administrative" in the unaudited consolidated statements of operations.

Restricted stock awards

        All restricted stock awards are treated as issued and outstanding in the accompanying unaudited consolidated financial statements. If an employee terminates employment prior to the restriction lapse date, the awarded shares are forfeited and cancelled and are no longer considered issued and outstanding. Restricted stock awards converted in the Corporate Reorganization vested 20% at the grant date and then vest 20% annually thereafter. The restricted stock awards granted under the LTIP vest 33%, 33% and 34% per year beginning on the first anniversary date of the grant. The following table reflects the outstanding restricted stock awards for the six months ended June 30, 2012:

(in thousands, except for weighted average grant date fair values)	Restricted stock awards	Weighted average grant date fair value
Outstanding at December 31, 2011	911	$1.14
Granted	777	$23.50
Forfeited	(98)	$14.93
Vested	(233)	$0.44

Outstanding at June 30, 2012	1,357	$13.02

Restricted stock option awards

        Restricted stock options granted under the LTIP vest and are exercisable in four equal installments on each of the first four anniversaries of the date of the grant. The following table reflects the stock option award activity for the six months ended June 30, 2012:

(in thousands, except for weighted average exercise price and contractual term)	Restricted stock option awards	Weighted average exercise price (per option)	Weighted average contractual term (years)
Outstanding at December 31, 2011	—	$—	—
Granted	603	$24.11	10
Forfeited	(54)	$24.11	10

Outstanding at June 30, 2012	549	$24.11	10

Vested and exercisable at end of period	—

        The Company used the Black-Scholes option pricing model to determine the fair value of restricted stock options and is recognizing the associated expense on a straight-line basis over the four year requisite service period of the awards. Determining the fair value of equity-based awards requires judgment, including estimating the expected term that stock options will be outstanding prior to exercise, and the associated volatility. There were no restricted stock options granted during the three months ended June 30, 2012.

        The assumptions used to estimate the fair value of restricted stock options granted on February 3, 2012 are as follows:

Risk-free interest rate(1)	1.07%
Expected option life(2)	6.01
Expected volatility(3)	60.18%
Fair value per option	$13.36
(1)
U.S. Treasury yields as of the grant date were utilized for the risk-free interest rate assumption, matching the treasury yield terms to the expected life of the option.

(2)
As the Company has no historical exercise history, expected option life assumptions were developed using the simplified method in accordance with GAAP.

(3)
The Company utilized a peer historical look-back, weighted with the Company's own volatility since the IPO, to develop the expected volatility.

E—Equity and stock-based compensation

Restricted Stock Awards

        As part of the Corporate Reorganization, vested Restricted Units were exchanged for 2,500,807 shares of common stock of Laredo Holdings and unvested Restricted Units were exchanged for 912,038 restricted stock awards of Laredo Holdings. In accordance with GAAP, it was determined that the fair value of the unit awards immediately prior to the conversion was equal to the fair value of the shares of common stock immediately after the conversion and as such, the basis in the former unvested Restricted Units was carried over to the unvested shares of common stock of Laredo Holdings. Therefore, the exchange of Restricted Units for common stock of Laredo Holdings resulted in no incremental compensation costs. The restricted stock awards are subject to the same vesting and forfeiture as the unvested Restricted Units they exchanged for.

        The following table reflects the outstanding restricted stock awards following the Corporate Reorganization as of December 31, 2011:

(in thousands, except for grant date fair values)	Restricted stock awards	Weighted-average grant date fair value
Outstanding at December 19, 2011	—	$—
Exchanged	912	1.14
Vested	(1)	1.11

Outstanding at December 31, 2011	911	$1.14

        In November 2011, the Board of Directors of Laredo Holdings and its stockholder approved a Long-Term Incentive Plan (the "LTIP"), which provides for the granting of incentive awards in the form of stock options, restricted stock awards and other awards. The LTIP provides for the issuance of 10.0 million shares. No awards or shares were outstanding under the LTIP as of December 31, 2011. See Note O for discussion of the February 2012 issuance of restricted stock, stock option awards and other awards.

        The term "equity-based" refers to awards in the form of Restricted Units of Laredo LLC prior to December 19, 2011. The term "stock-based" refers to the unvested Restricted Units exchanged for restricted stock awards of Laredo Holdings. The Company recognizes the fair value of equity and stock-based payments to employees and directors as a charge against earnings. The Company recognizes equity and stock-based payment expense over the requisite service period. Laredo LLC's equity-based awards were and Laredo Holdings' stock-based payment awards are accounted for as equity instruments. Equity and stock-based compensation are included in "Equity and stock-based compensation" in the consolidated statements of operations.

        The following table presents equity-based compensation for the year ended December 31, 2011, 2010 and 2009, respectively.

	For the years ended December 31,
(in thousands)	2011	2010	2009
Equity-based compensation until December 19, 2011	$5,961	$1,257	$1,419
Stock-based compensation from December 19, 2011 to December 31, 2011	150	—	—

Total equity and stock-based compensation	$6,111	$1,257	$1,419

        For the year ended December 31, 2011, the estimated market value of equity-based compensation for Restricted Units and stock-based compensation for the restricted stock awards the Restricted Units were exchanged for were estimated based on a valuation prepared by the Company's third-party valuation firm. The estimated market value was calculated at the end of each calendar quarter and the estimated market value of the Company was applied to each Series B-1, B-2, C, D, E, F, G and BOE Incentive Units granted during the current calendar quarter. The method of allocation was based on first determining the enterprise value using the market approach and the income approach and then weighting the indicated value to arrive at the fair value of the unit grants. The allocation of total equity remaining after giving effect to the preference amounts based upon the Preferred Units of the Company and the issued units' initial threshold value, as defined in the LLC Agreement was then determined by a valuation model taking into account the facts and circumstances that exist at the preceding quarter end and was allocated to each series of Restricted Units. Although the fair value of the unit grants were determined in accordance with GAAP, that value may not be indicative of the fair value observed in a market transaction between a willing buyer and a willing seller.

        For the year ended December 31, 2010, the fair value of equity-based compensation for Restricted Units was estimated based on the Company's estimated market value. The Company calculated the estimated market value at the end of each calendar quarter and then applied the calculated value to each Series B-1, B-2, C, D and E Units granted during the current calendar quarter. The Company's determination of the fair value for Series B-1, B-2, C, D and E Units was calculated based on the value of the Company's proved reserves using published market prices held flat after year five and then applying the following present value factors to the cash flows for proved reserves: 8% to proved developed properties, 15% to proved developed nonproducing properties and 20% to proved undeveloped properties. The aggregate calculated values were then adjusted by the net value of the Company's other non-oil and natural gas assets and liabilities to arrive at a net asset value. The net asset value was then adjusted for equity capital invested and the corresponding 7% preference amount to arrive at our net equity value. The net value was then allocated to each class of outstanding units, based upon unit sharing ratios and unit threshold values to arrive at the fair market value for each respective award. Although the fair value of the unit grants was determined in accordance with GAAP, that value may not be indicative of the fair value observed in a market transaction between a willing buyer and a willing seller.

        Prior to the Corporate Reorganization, Laredo LLC was authorized to issue equity incentive awards in the form of Restricted Units. Unvested Restricted Units could not be sold, transferred or assigned. The fair value of the Restricted Units was measured based upon the estimated market price of the underlying member units as of the date of grant. The Restricted Units were subject to the following vesting terms: 20% at the grant date and 20% annually thereafter. The fair value of the Restricted Units in excess of the amounts paid by the employee, which is zero, was amortized to expense over its applicable requisite service period using the straight-line method. In the event of a termination of employment for cause, all Restricted Units, including unvested Restricted Units and vested Restricted Units, and all rights arising from such Restricted Units and from being a holder thereof, were forfeited. In the event of a termination of employment without cause or a resignation, all unvested Restricted Units and all rights arising from such Restricted Units and from being a holder thereof, were forfeited. For a period of one year from the date of termination of employment, in the event of a termination of employment for cause, the Company could elect to redeem the Series A Units and BOE Preferred Units at a price per unit equal to the lesser of the fair market value or original purchase price. In the event of a termination without cause or a resignation, the Company could elect to redeem the Series A Units and BOE Preferred Units and vested Restricted Units at a price equal to the fair market value.

        The tables below summarize activity relating to the unvested Restricted Units prior to the Corporate Reorganization on December 19, 2011:

(in thousands, except grant date fair values)	Series B-1	Weighted average fair value	Series B-2	Weighted average fair value	Series C	Weighted average fair value	Series D	Weighted average fair value
Outstanding at December 31, 2008	4,221	$0.34	1,975	$2.16	5,581	$—	—	$—
Granted	—	$—	54	$—	—	$—	4,644	$—
Vested	(1,242)	$0.26	(502)	$2.12	(1,536)	$—	(930)	$—
Forfeited	(80)	$1.75	(14)	$2.23	(80)	$—	(43)	$—

Outstanding at December 31, 2009	2,899	$0.33	1,513	$2.10	3,965	$—	3,671	$—
Granted	—	$—	—	$—	—	$—	5,530	$—
Vested	(1,055)	$0.27	(483)	$2.12	(1,416)	$—	(1,983)	$—
Forfeited	(425)	$0.64	(88)	$2.17	(420)	$—	(473)	$—

Outstanding at December 31, 2010	1,419	$0.36	942	$2.10	2,129	$—	6,745	$—
Granted	—	$—	—	$—	—	$—	2,256	$0.67
Vested	(1,043)	$0.24	(453)	$2.13	(1,346)	$—	(2,345)	$0.13
Forfeited	(10)	$0.35	(17)	$—	—	$—	(78)	$0.05

Outstanding at December 19, 2011	366	$0.68	472	$2.08	783	$—	6,578	$0.18

(in thousands, except grant date fair values)	Series E	Weighted average fair value	Series F	Weighted average fair value	Series G	Weighted average fair value	BOE Incentive	Weighted average fair value
Outstanding at December 31, 2008	—	$—	—	$—	—	$—	—	$—
Granted	5,996	$—	—	$—	—	$—	—	$—
Vested	(1,199)	$—	—	$—	—	$—	—	$—
Forfeited	(8)	$—	—	$—	—	$—	—	$—

Outstanding at December 31, 2009	4,789	$—	—	$—	—	$—	—	$—
Granted	756	$—	—	$—	—	$—	—	$—
Vested	(1,349)	$—	—	$—	—	$—	—	$—
Forfeited	(180)	$—	—	$—	—	$—	—	$—

Outstanding at December 31, 2010	4,016	$—	—	$—	—	$—	—	$—
Granted	170	$0.05	5,340	$1.46	1,197	$5.12	766	$3.36
Vested	(1,322)	$—	(1,068)	$1.34	(219)	$5.12	(140)	$3.37
Forfeited	(2)	$—	(14)	$1.46	(140)	$5.12	(90)	$3.36

Outstanding at December 19, 2011	2,862	$—	4,258	$1.46	838	$5.12	536	$3.37

        For the years ended December 31, 2011, 2010 and 2009, respectively, unrecognized equity and stock-based compensation expense related to restricted stock awards/unvested Restricted Units was $13.0 million, $2.1 million and $3.7 million. That cost is expected to be recognized over a weighted average period of 1.5 years.

        A summary of weighted average grant date fair values and intrinsic values of Restricted Units that vested during the period ended December 19, 2011 (prior to the Corporate Reorganization) and the year ended December 31, 2010 are as follows:

(in thousands, except weighted average grant date fair values)	December 19, 2011	December 31, 2010
B-1 Units:
Weighted average grant date fair value	$0.24	$0.27
Total intrinsic value of units vested	$2,736	$431
B-2 Units:
Weighted average grant date fair value	$2.13	$2.12
Total intrinsic value of units vested	$965	$—
C Units:
Weighted average grant date fair value	$—	$—
Total intrinsic value of units vested	$236	$—
D Units:
Weighted average grant date fair value	$0.13	$—
Total intrinsic value of units vested	$1,038	$—
E Units:
Weighted average grant date fair value	$—	$—
Total intrinsic value of units vested	$14	$—
F Units:
Weighted average grant date fair value	$1.34	$—
Total intrinsic value of units vested	$1,558	$—
G Units:
Weighted average grant date fair value	$5.12	$—
Total intrinsic value of units vested	$1,123	$—
BOE Incentive Units:
Weighted average grant date fair value	$3.37	$—
Total intrinsic value of units vested	$472	$—